Stock-Based Compensation Plans (Schedule of Stock Options Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares
Outstanding, beginning of period, shares	5,800	5,800
Options granted, shares	0	0
Options exercised, shares	0	0
Options forfeited or expired, shares	(5,800)	0
Outstanding, end of period, shares	0	5,800	5,800
Options, exerciseable, end of period, shares	0
Weighted-average exercise price per share
Outstanding, beginning of period, weighted-average exercise price per share (in USD per share)	$ 13.00	$ 13.00
Options granted, weighted-average exercise price per share (in USD per share)	0	0
Options exercised, weighted-average exercise price per share (in USD per share)	0	0
Options forfeited or expired, weighted-average exercise price per share (in USD per share)	13.00	0
Outstanding, end of period, weighted-average exercise price per share (in USD per share)	0	$ 13.00	$ 13.00
Exercisable, end of period, weighted-average exercise price per share (in USD per share)	$ 0
Outstanding, end of period, weighted-average remaining contractual term	0 years	10 months 24 days	1 year 10 months 24 days
Exercisable, end of period, weighted-average remaining contractual term	0 years
Outstanding, end of period, aggregate intrinsic value	$ 0	$ 0	$ 0
Exercisable, end of period, aggregate intrinsic value	$ 0